UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019 – November 30, 2019

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 46.5%
Communication Services - 5.5%
1,400	Alphabet, Inc., Class A (a)	$1,825,726
31,522	AT&T, Inc.	1,178,292
30,000	Comcast Corp., Class A	1,324,500
7,000	Facebook, Inc., Class A (a)	1,411,480
11,100	The Walt Disney Co.	1,682,538
16,900	Verizon Communications, Inc.	1,018,056
		8,440,592
Consumer Discretionary - 3.1%
700	Amazon.com, Inc. (a)	1,260,560
2,600	McDonald's Corp.	505,648
9,900	NIKE, Inc., Class B	925,551
9,300	The Home Depot, Inc.	2,050,743
		4,742,502
Consumer Staples - 3.7%
11,600	Altria Group, Inc.	576,520
6,600	Anheuser-Busch InBev SA/NV, ADR (b)	523,710
1,200	Costco Wholesale Corp.	359,772
5,400	Diageo PLC, ADR	882,576
15,500	Mondelez International, Inc., Class A	814,370
9,300	PepsiCo., Inc.	1,263,219
5,000	The Procter & Gamble Co.	610,300
5,800	Walmart, Inc.	690,722
		5,721,189
Energy - 2.8%
6,000	Chevron Corp.	702,780
5,700	EOG Resources, Inc.	404,130
10,500	Exxon Mobil Corp.	715,365
57,500	Kinder Morgan, Inc.	1,127,575
7,500	Marathon Petroleum Corp.	454,800
8,800	Occidental Petroleum Corp.	339,416
12,900	Schlumberger, Ltd.	466,980
		4,211,046
Financials - 6.3%
49,000	Bank of America Corp.	1,632,680
3,900	Berkshire Hathaway, Inc., Class B (a)	859,170
6,500	Chubb, Ltd.	984,620
13,200	Citigroup, Inc.	991,584
11,900	JPMorgan Chase & Co.	1,567,944
14,000	MetLife, Inc.	698,740
12,000	The Charles Schwab Corp., Series A	594,000
15,800	U.S. Bancorp	948,474
24,400	Wells Fargo & Co.	1,328,824
		9,606,036
Health Care - 7.0%
14,700	Abbott Laboratories	1,256,115
6,600	AbbVie, Inc.	579,018
2,400	Allergan PLC	443,856
6,500	Amgen, Inc.	1,525,680
10,600	Bristol-Myers Squibb Co.	603,564
8,900	CVS Health Corp.	669,903
4,000	Gilead Sciences, Inc.	268,960
9,100	Johnson & Johnson	1,251,159
10,025	Medtronic PLC	1,116,685
6,300	Merck & Co., Inc.	549,234
19,900	Pfizer, Inc.	766,548
6,200	UnitedHealth Group, Inc.	1,735,194
		10,765,916

MAI MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2019

Shares	Security Description	Value
Industrials - 3.9%
8,500	Honeywell International, Inc.	$1,517,675
3,700	Raytheon Co.	804,454
3,300	The Boeing Co.	1,208,394
4,600	Union Pacific Corp.	809,554
7,200	United Parcel Service, Inc., Class B	862,056
5,000	United Technologies Corp.	741,700
		5,943,833
Information Technology - 11.0%
12,700	Apple, Inc.	3,394,075
2,400	Broadcom, Inc.	758,904
27,300	Cisco Systems, Inc.	1,236,963
16,100	Intel Corp.	934,605
27,000	Microsoft Corp.	4,087,260
23,800	Oracle Corp.	1,336,132
17,000	QUALCOMM, Inc.	1,420,350
14,400	Visa, Inc., Class A	2,656,944
11,200	Xilinx, Inc.	1,039,136
		16,864,369
Materials - 0.6%
2,200	Air Products & Chemicals, Inc.	519,926
5,233	DuPont de Nemours, Inc.	339,151
		859,077
Real Estate - 1.1%
4,300	American Tower Corp. REIT	920,329
24,000	Weyerhaeuser Co. REIT	708,240
		1,628,569
Utilities - 1.5%
9,700	NextEra Energy, Inc.	2,268,054

Total Common Stock (Cost $52,514,396)		71,051,183

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 20.3%
U.S. Treasury Securities - 20.3%
$3,150,000	U.S. Treasury Bill (c)	2.67%	12/05/19	3,149,636
3,170,000	U.S. Treasury Bill (c)	2.56	01/02/20	3,165,762
3,200,000	U.S. Treasury Bill (c)	2.54	01/30/20	3,191,743
5,720,000	U.S. Treasury Bill (c)	2.51	02/27/20	5,698,574
3,220,000	U.S. Treasury Bill (c)	2.39	04/23/20	3,200,076
6,500,000	U.S. Treasury Bill (c)	1.88	06/18/20	6,443,972
6,130,000	U.S. Treasury Note	2.25	03/31/20	6,141,733
				30,991,496
Total U.S. Government & Agency Obligations (Cost $30,930,850)				30,991,496

Shares	Security Description	Value
Exchange Traded Funds - 2.0%
6,400	iShares Core S&P 500 ETF	2,022,784
3,200	SPDR S&P 500 ETF Trust	1,005,792
Total Exchange Traded Funds (Cost $2,875,307)		3,028,576

Money Market Fund - 30.9%
47,237,127	Fidelity Investments Money Market Government Portfolio, Class I, 1.52% (d)(e)
	(Cost $47,237,127)	47,237,127

Investments, at value - 99.7% (Cost $133,557,680)		$152,308,382
Total Written Options - (1.9)% (Premiums Received $(1,855,335))		(2,952,532)
Other Assets & Liabilities, Net - 2.2%		3,386,549
Net Assets - 100.0%		$152,742,399

MAI MANAGED VOLATILITY FUND

SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)

NOVEMBER 30, 2019

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (1.9)%
Call Options Written - (1.8)%
(66)	Anheuser-Busch InBev SA/NV	$90.00	03/20	$523,710	$(5,214)
(6)	CBOE S&P 500 Index	3050.00	12/19	1,884,588	(62,094)
(5)	CBOE S&P 500 Index	3025.00	12/19	1,570,490	(63,050)
(14)	CBOE S&P 500 Index	3000.00	12/19	4,397,372	(211,260)
(22)	CBOE S&P 500 Index	3000.00	12/19	6,910,156	(335,280)
(10)	CBOE S&P 500 Index	2950.00	12/19	3,140,980	(198,050)
(6)	CBOE S&P 500 Index	3100.00	01/20	1,884,588	(41,880)
(11)	CBOE S&P 500 Index	3060.00	01/20	3,455,078	(113,025)
(6)	CBOE S&P 500 Index	3040.00	01/20	1,884,588	(72,000)
(10)	CBOE S&P 500 Index	3020.00	01/20	3,140,980	(137,650)
(5)	CBOE S&P 500 Index	3010.00	01/20	1,570,490	(73,300)
(10)	CBOE S&P 500 Index	3000.00	01/20	3,140,980	(155,900)
(5)	CBOE S&P 500 Index	2950.00	01/20	1,570,490	(101,050)
(10)	CBOE S&P 500 Index	2900.00	01/20	3,140,980	(249,550)
(11)	CBOE S&P 500 Index	3100.00	01/20	3,455,078	(92,620)
(42)	CBOE S&P 500 Index	3050.00	01/20	13,192,116	(519,960)
(16)	CBOE S&P 500 Index	3100.00	02/20	5,025,568	(151,440)
(10)	CBOE S&P 500 Index	3080.00	02/20	3,140,980	(109,750)
(10)	CBOE S&P 500 Index	3150.00	02/20	3,140,980	(72,100)
Total Call Options Written (Premiums Received $(1,530,144))					(2,765,173)
Put Options Written - (0.1)%
(11)	CBOE S&P 500 Index	2850.00	01/20	3,135,000	(3,993)
(17)	CBOE S&P 500 Index	2900.00	01/20	4,930,000	(18,496)
(22)	CBOE S&P 500 Index	2800.00	01/20	6,160,000	(13,420)
(11)	CBOE S&P 500 Index	2975.00	02/20	2,272,500	(27,005)
(22)	CBOE S&P 500 Index	2925.00	02/20	6,435,000	(41,470)
(11)	CBOE S&P 500 Index	2850.00	02/20	3,135,000	(14,080)
(30)	CBOE S&P 500 Index	2825.00	02/20	8,475,000	(33,750)
(11)	CBOE S&P 500 Index	2800.00	02/20	3,080,000	(10,780)
(11)	CBOE S&P 500 Index	2875.00	02/20	3,162,500	(24,365)
Total Put Options Written (Premiums Received $(325,191))					(187,359)
Total Written Options - (1.9)%
(Premiums Received $(1,855,335))					$(2,952,532)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

NOVEMBER 30, 2019

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communication Services	$8,440,592	$–	$–	$8,440,592
Consumer Discretionary	4,742,502	–	–	4,742,502
Consumer Staples	5,721,189	–	–	5,721,189
Energy	4,211,046	–	–	4,211,046
Financials	9,606,036	–	–	9,606,036
Health Care	10,765,916	–	–	10,765,916
Industrials	5,943,833	–	–	5,943,833
Information Technology	16,864,369	–	–	16,864,369
Materials	859,077	–	–	859,077
Real Estate	1,628,569	–	–	1,628,569
Utilities	2,268,054	–	–	2,268,054
U.S. Government & Agency Obligations	–	30,991,496	–	30,991,496
Exchange Traded Funds	3,028,576	–	–	3,028,576
Money Market Fund	–	47,237,127	–	47,237,127
Investments at Value	$74,079,759	$78,228,623	$–	$152,308,382
Total Assets	$74,079,759	$78,228,623	$–	$152,308,382

Liabilities
Other Financial Instruments*
Written Options	(549,377)	(2,403,155)	–	(2,952,532)
Total Liabilities	$(549,377)	$(2,403,155)	$–	$(2,952,532)

MAI MANAGED VOLATILITY FUND

NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)

NOVEMBER 30, 2019

*	Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 30, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 30, 2019